Debt - Schedule of Outstanding Debt Instrument (Details) - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Long-term debt, gross	$ 2,650,000	$ 1,152,500
Less: debt discount	(1,281,581)	(25,180)
Total	1,368,419	1,127,320	$ 1,093,761
10% Fixed Convertible Promissory Note [Member]
Long-term debt, gross		152,500
Maxim Convertible Note [Member]
Long-term debt, gross	1,000,000	1,000,000
February 19, 2021 Convertible [Member]
Long-term debt, gross	$ 1,650,000